Condensed Financial Information (Parent Company) (Support Agreements - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2011	Oct. 31, 2013	Oct. 29, 2013	Feb. 11, 2013	Jan. 09, 2013
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	$ 13,707,000,000	$ 8,850,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	7,082,000,000	6,549,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	102,000,000	269,000,000
Mitsui Sumitomo MetLife Insurance Co Ltd (MSI MetLife) [Member]
Condensed Financial Statements, Captions [Line Items]
Interest in Mitsui Sumitomo MetLife Insurance Co., LTD. (MSI MetLife)					50.00%
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	1,262,000,000	748,000,000	1,223,000,000
Parent Company [Member] | Support Agreement Exeter Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Amount guaranteed under support agreement	1,000,000,000
Parent Company [Member] | Support Agreement MetLife Reinsurance Company of Vermont [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of authorized control level risk-based capital
Parent Company [Member] | Support Agreement MetLife Reinsurance Company of Charleston [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
Parent Company [Member] | Support Agreement MetLife Reinsurance Company of South Carolina [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 100% of authorized control level risk-based capital
Minimum capital and surplus	250,000
Parent Company [Member] | Support Agreement MetLife Investors Insurance Company and First MetLife Investors Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 150% of the company action level risk-based capital
Minimum capital and surplus	10,000,000
Parent Company [Member] | Support Agreement - Guarantees of Subsidiary Derivative Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	499,000,000	568,000,000
Estimated fair value of collateral provided to counterparties by the subsidiaries	96,000,000	651,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	102,000,000	734,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	6,000,000	83,000,000
Parent Company [Member] | Support Agreement MetLIfe Bank [Member]
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries		21,000,000	34,000,000
Parent Company [Member] | Support Agreement - Exeter, MICC and MLI-USA [Member]
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Interest Rate Description		0.0247
Line of Credit Facility, Maximum Borrowing Capacity						500,000,000
Parent Company [Member] | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
Metlife Bank Liquidity Agreement [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Amount Outstanding							0
Line of Credit Facility, Maximum Borrowing Capacity								$ 100,000,000	$ 500,000,000
Scenario, Forecast [Member] | Parent Company [Member] | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels				increase such capital maintenance threshold to 300%